BACKGROUND (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Schedule of Entity

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Servicios de Juego Online S.A.	Holding Company	100%	Spain
Codere Online S.A.	Operating Entity	100%	Spain
Codere Colombia S.A. (online business)	Operating Entity	100%	Colombia
Hípica de Panama, S.A. (online business)	Operating Entity	75%	Panama
Libros Foráneos S.A. de CV (online business)	Operating Entity	99.99%	Mexico
Codere Scommese S.R.L.	Operating Entity	100%	Italy
Codere Online Operator LTD	Operating Entity	100%	Malta
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

Codere Online Business [Member]
Reserve Quantities [Line Items]
Schedule of Entity

Entity	Entity Type	Ownership	Location
Servicios de Juego Online S.A.	Holding Company	100%	Spain
Codere Online S.A.	Operating Entity	100%	Spain
Codere Colombia S.A. (online business)	Operating Entity	100%	Colombia
Hípica de Panama, S.A. (online business)	Operating Entity	75%	Panama
Libros Foráneos S.A. de CV (online business)	Operating Entity	99.99%	Mexico
Codere Scommese S.R.L.	Operating Entity	100%	Italy
Codere Online Operator LTD	Operating Entity	100%	Malta
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar